Fair Value Measurement - Assets and Liabilities Measured at Fair Value on a Non-Recurring Basis (Detail) - USD ($) $ in Thousands	Dec. 31, 2017	Dec. 31, 2016
Assets
Foreclosed assets	$ 3,369	$ 2,397
Fair Value, Measurements, Nonrecurring [Member]
Assets
Foreclosed assets	3,369	2,397
Impaired loans, net of allowance	473	6,123
Significant Unobservable Inputs (Level 3) [Member] | Fair Value, Measurements, Nonrecurring [Member]
Assets
Foreclosed assets	3,369	2,397
Impaired loans, net of allowance	$ 473	$ 6,123